Document and Entity Information	Mar. 12, 2021
Prospectus:
Document Type	497
Document Period End Date	Mar. 12, 2021
Entity Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 12, 2021
Document Effective Date	Mar. 12, 2021
Prospectus Date	Feb. 01, 2021
MassMutual Select T. Rowe Price Bond Asset Fund | Class I
Prospectus:
Trading Symbol	MMBEX